REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers [Table text block]
	Year Ended
	December 31	December 31
Revenue by product	2019	2018

Concentrate sales	$76,219	$111,052
Provisional pricing adjustments	806	228
Total revenue from concentrate sales	77,025	111,280
Dore sales	44,699	39,229
Total revenue	$121,724	$150,509